SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, ¥ in Millions																			1 Months Ended
	Aug. 12, 2024 USD ($)	Aug. 02, 2024 USD ($)	Jul. 17, 2024 USD ($)	May 16, 2024 USD ($) $ / shares shares	Apr. 11, 2024	Mar. 09, 2024	Oct. 02, 2023 shares	May 15, 2023 USD ($)	May 15, 2023 USD ($)	May 11, 2023 USD ($)	May 11, 2023 USD ($)	Mar. 14, 2023 USD ($)	Jan. 16, 2023 USD ($)	Jun. 23, 2022 USD ($)	Jun. 23, 2022 USD ($)	May 18, 2022 USD ($)	May 18, 2022 USD ($)	Jun. 17, 2020 shares	Jan. 31, 2023 USD ($)	Aug. 12, 2024 CNY (¥)	Aug. 02, 2024 CNY (¥)	Jul. 17, 2024 CNY (¥)	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	May 15, 2023 CNY (¥)	May 11, 2023 CNY (¥)	Mar. 14, 2023 CNY (¥)	Jan. 17, 2023 shares	Jan. 16, 2023 CNY (¥)	Dec. 31, 2022	Dec. 30, 2022	Sep. 30, 2022 USD ($) shares	Jun. 23, 2022 CNY (¥)	May 18, 2022 CNY (¥)	Jun. 24, 2020 shares
Subsequent Event [Line Items]
Reverse stock split, description					1-for-10	1-for-10												1-for-3 shares
Ordinary shares, shares issued																		1,550,000						1,173,867				275,000				839,623			516,667
Ordinary shares, shares outstanding																							1,413,867	1,173,867				275,000				839,623			516,667
Proceeds from issuance of private placement | $																			$ 2,000,000.0
Short-term bank loans | $																							$ 4,617,414	$ 2,509,890								$ 2,424,587
Beijing Bank [Member]
Subsequent Event [Line Items]
% of Ownership										100.00%	100.00%			100.00%	100.00%											100.00%							100.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares in a private placement, net, shares				2,445,415
Proceeds from issuance of private placement | $				$ 5,600,000
Share price | $ / shares				$ 2.29
Number of offering share price percentage				110.00%
Vesting period				4 months
Warrants to purchase of ordinary shares				7,336,245
Exercise price | $ / shares				$ 2.52
Subsequent Event [Member] | Employees and Consultants [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares in a private placement, net, shares							155,000
Subsequent Event [Member] | Chief Executive Officer [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							10,000
Loan Agreement [Member]
Subsequent Event [Line Items]
Interest rate																														3.95%	3.95%
Loan Agreement [Member] | Beijing Bank [Member]
Subsequent Event [Line Items]
Interest rate										5.17%	5.17%			5.22%	5.22%											5.17%							5.22%
Debt maturity date										May 10, 2024	May 10, 2024			Jun. 22, 2023	Jun. 22, 2023
Short-term bank loans										$ 800,000	$ 800,000			$ 800,000	$ 800,000											¥ 6.0							¥ 6.0
Loan Agreement [Member] | Subsequent Event [Member] | Beijing Bank [Member]
Subsequent Event [Line Items]
% of Ownership			100.00%																			100.00%
Loan Agreement [Member] | Subsequent Event [Member] | Beijing Bank [Member]
Subsequent Event [Line Items]
Interest rate			4.30%																			4.30%
Debt maturity date			Jul. 16, 2025
Short-term bank loans			$ 800,000																			¥ 6.0
Loan Agreement [Member] | Shanghai Pudong Development Bank [Member]
Subsequent Event [Line Items]
Borrowings													$ 500,000																¥ 4.0
Interest rate													3.90%																3.90%
Debt maturity date													Jan. 21, 2025
Loan Agreement [Member] | China Construction Bank Two [Member]
Subsequent Event [Line Items]
Interest rate								3.80%	3.80%			3.70%				3.96%	3.96%								3.80%		3.70%							3.96%
Debt maturity date								May 15, 2024	May 15, 2024							May 18, 2023
Short-term bank loans								$ 137,061	$ 137,061			$ 137,061				$ 140,578	$ 140,578								¥ 1.0		¥ 1.0							¥ 1.0
Debt maturity date, description								as working capital for one year, with maturity date on May 15, 2024	as working capital for one year, with maturity date on May 15, 2024			as working capital for one year, with maturity date on March 13, 2024				as working capital for one year, with maturity date on May 18, 2023	as working capital for one year, with maturity date on May 18, 2023
Loan Agreement [Member] | China Construction Bank Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt maturity date		Aug. 01, 2025
Short-term bank loans		$ 500,000																			¥ 4.0
Debt maturity date, description		as working capital for one year, with interest rate of 4.10% per annum and maturity date on August 1, 2025
Loan Agreement [Member] | Qinnong Bank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt maturity date	Jul. 11, 2025
Short-term bank loans	$ 500,000																			¥ 3.5
Debt maturity date, description	as working capital for one year, with interest rate of 4.00% per annum and maturity date on July 11, 2025.